COMMITMENTS, CONTINGENCIES, AND GUARANTEES - Schedule of Other Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Commitments [Line Items]
Total commitments	$ 23,209,032	$ 25,451,473
Commitments to extend credit
Other Commitments [Line Items]
Other commitments	21,828,886	24,202,682
Letters of credit
Other Commitments [Line Items]
Letters of credit	1,375,826	1,243,122
Recourse exposure on sold loans
Other Commitments [Line Items]
Other commitments	$ 4,320	$ 5,669